UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class A : FNMAX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.76%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-2.38%	-0.55%	1.25%
Class A (without 4.00% sales charge)	1.69%	0.27%	1.67%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	1.76%	0.62%	2.16%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	24.9
Special Tax	22.8
General Obligations	12.8
Education	12.5
Health Care	10.4
Housing	6.5
Others(Individually Less Than 5%)	10.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 55.0
A - 22.8
BBB - 14.7
BB - 0.8
B - 1.5
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912618.100    1105-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class C : FNYCX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.45%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-0.01%	-0.44%	1.07%
Class C	0.98%	-0.44%	1.07%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	1.76%	0.62%	2.16%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	24.9
Special Tax	22.8
General Obligations	12.8
Education	12.5
Health Care	10.4
Housing	6.5
Others(Individually Less Than 5%)	10.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 55.0
A - 22.8
BBB - 14.7
BB - 0.8
B - 1.5
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912619.100    1107-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New York Municipal Income Fund Fidelity® New York Municipal Income Fund : FTFMX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® New York Municipal Income Fund	2.00%	0.59%	2.00%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	1.76%	0.62%	2.16%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	24.9
Special Tax	22.8
General Obligations	12.8
Education	12.5
Health Care	10.4
Housing	6.5
Others(Individually Less Than 5%)	10.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 55.0
A - 22.8
BBB - 14.7
BB - 0.8
B - 1.5
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912623.100    71-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class I : FEMIX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.53%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	1.92%	0.51%	1.92%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	1.76%	0.62%	2.16%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	24.9
Special Tax	22.8
General Obligations	12.8
Education	12.5
Health Care	10.4
Housing	6.5
Others(Individually Less Than 5%)	10.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 55.0
A - 22.8
BBB - 14.7
BB - 0.8
B - 1.5
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912621.100    1109-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class Z : FIJAX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.42%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	2.03%	0.62%	2.26%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	1.76%	0.62%	2.30%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.29%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	24.9
Special Tax	22.8
General Obligations	12.8
Education	12.5
Health Care	10.4
Housing	6.5
Others(Individually Less Than 5%)	10.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 55.0
A - 22.8
BBB - 14.7
BB - 0.8
B - 1.5
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912622.100    3232-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class M : FNYPX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	0.71%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-2.34%	-0.52%	1.30%
Class M (without 4.00% sales charge)	1.73%	0.30%	1.72%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	1.76%	0.62%	2.16%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	24.9
Special Tax	22.8
General Obligations	12.8
Education	12.5
Health Care	10.4
Housing	6.5
Others(Individually Less Than 5%)	10.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 55.0
A - 22.8
BBB - 14.7
BB - 0.8
B - 1.5
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912620.100    1108-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, January 31, 2025, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity New York Municipal Income Fund (the “Fund”):

Services Billed by Deloitte Entities

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$45,300	$-	$8,300	$1,000

January 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$44,000	$-	$7,400	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2025A	January 31, 2024A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2025A	January 31, 2024A
Deloitte Entities	$2,805,100	$6,308,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Income Fund

Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New York Municipal Income Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 97.5%
	Principal Amount (a)	Value ($)
New Jersey,New York - 9.7%
Transportation - 9.7%
Port Auth NY & NJ 4% 7/15/2036 (b)	3,000,000	3,041,879
Port Auth NY & NJ 4% 7/15/2038 (b)	1,000,000	1,003,845
Port Auth NY & NJ 4% 7/15/2040 (b)	2,000,000	1,970,276
Port Auth NY & NJ 4% 7/15/2045 (b)	8,000,000	7,431,003
Port Auth NY & NJ 4% 7/15/2050 (b)	2,900,000	2,664,574
Port Auth NY & NJ 5% 7/15/2032 (b)	1,500,000	1,601,368
Port Auth NY & NJ 5.375% 3/1/2028	3,190,000	3,338,719
Port Auth NY & NJ Series 193, 5% 10/15/2028 (b)	2,015,000	2,034,119
Port Auth NY & NJ Series 202, 5% 10/15/2036 (b)	5,455,000	5,566,432
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	8,850,000	9,055,535
Port Auth NY & NJ Series 224, 5% 7/15/2056	6,795,000	7,115,004
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	6,295,000	5,303,820
Port Auth NY & NJ Series 227, 2% 10/1/2034 (b)	4,380,000	3,369,134
Port Auth NY & NJ Series 234, 5% 8/1/2038 (b)	1,750,000	1,860,206
Port Auth NY & NJ Series 234, 5% 8/1/2039 (b)	1,500,000	1,587,453
Port Auth NY & NJ Series 234, 5.25% 8/1/2040 (b)	2,000,000	2,145,007
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	8,475,000	9,179,120
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	7,060,000	7,617,331
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	4,235,000	4,547,604
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2047 (b)	11,280,000	10,345,908
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2030 (b)	1,130,000	1,197,491
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (b)	4,820,000	5,022,945
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2044 (b)	5,080,000	5,185,032
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2037 (b)	4,000,000	4,021,920
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2039 (b)	1,920,000	1,898,302
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2043 (b)	6,500,000	6,132,382
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2033 (b)	2,005,000	2,105,814
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2044	1,000,000	1,038,846
		117,381,069
TOTAL NEW JERSEY,NEW YORK		117,381,069
New York - 87.0%
Education - 12.5%
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2026	850,000	866,754
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2030	1,100,000	1,143,532
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2035	855,000	879,402
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2027	350,000	352,907
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2029	725,000	730,104
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2032	2,660,000	2,676,867
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2025	400,000	402,209
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2026	550,000	562,250
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2028	155,000	163,222
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2030	200,000	215,911
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2032	200,000	217,741
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	14,635,000	10,643,106
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2032	740,000	756,357
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2033	475,000	484,596
New York St Dorm Auth Revs (New York Univ, NY Proj.) 5.5% 7/1/2040 (Ambac Assurance Corp Insured)	3,000,000	3,523,446
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 5% 7/1/2032	1,500,000	1,560,393
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2041	2,500,000	2,537,952
New York St Dorm Auth Revs Non St Supportd Debt (State University of New York Proj.) Series 2017 A, 5% 7/1/2032	1,500,000	1,561,428
New York St Dorm Auth Revs Non St Supportd Debt (State University of New York Proj.) Series 2017 A, 5% 7/1/2034	3,000,000	3,116,284
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2049	2,500,000	2,299,124
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2035	1,425,000	1,517,789
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2036	1,495,000	1,586,336
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2037	785,000	829,067
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2038	500,000	524,733
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2039	865,000	903,702
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2040	915,000	949,792
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2041	830,000	858,428
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2042	1,005,000	1,035,731
New York St Dorm Auth Revs Non St Supported Debt (Brooklyn Law School NY Proj.) Series 2019 A, 5% 7/1/2033	5,800,000	6,032,281
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2024A, 5.5% 7/1/2054	7,500,000	8,347,868
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2046	1,025,000	1,037,985
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2051	3,040,000	3,053,712
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) 5% 7/1/2042	8,500,000	8,920,907
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2038	3,440,000	3,656,275
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2021 A, 3% 7/1/2041	1,000,000	855,121
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2049	1,500,000	1,607,987
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2056	2,985,000	3,184,087
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	1,265,000	1,325,855
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 4% 7/1/2048	4,000,000	3,680,276
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2046	4,625,000	4,461,140
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2052	4,675,000	4,888,247
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2035	1,095,000	1,122,624
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	5,625,000	5,317,239
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	6,500,000	6,774,543
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2033	800,000	818,701
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2034	650,000	664,556
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2035	500,000	510,794
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2028	5,000,000	5,016,796
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2029	5,000,000	5,015,754
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2030	5,000,000	5,014,931
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2031	15,000,000	15,041,268
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2036	425,000	414,734
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2037	275,000	266,176
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2038	510,000	486,248
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2039	650,000	608,911
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2040	600,000	556,913
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2025	235,000	236,142
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2027	815,000	838,834
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2028	855,000	888,603
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2031	340,000	357,231
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2032	265,000	276,889
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2033	300,000	312,091
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2034	300,000	311,942
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2035	400,000	415,059
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2035	1,110,000	1,207,903
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 4% 7/1/2050	1,500,000	1,417,605
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 5% 7/1/2045	1,625,000	1,690,695
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) 5% 8/1/2032	1,000,000	1,014,171
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2036	1,500,000	1,597,644
		152,145,901
Electric Utilities - 1.9%
Long Island Pwr Auth NY Elec 5% 9/1/2034	1,700,000	1,869,504
Long Island Pwr Auth NY Elec 5% 9/1/2035	1,200,000	1,315,465
Long Island Pwr Auth NY Elec 5% 9/1/2037	500,000	544,691
Long Island Pwr Auth NY Elec 5% 9/1/2038	1,450,000	1,575,382
Long Island Pwr Auth NY Elec 5% 9/1/2039	1,750,000	1,950,295
Long Island Pwr Auth NY Elec 5% 9/1/2040	1,915,000	2,116,611
Long Island Pwr Auth NY Elec 5% 9/1/2041	2,100,000	2,301,184
Long Island Pwr Auth NY Elec 5% 9/1/2042	2,375,000	2,585,373
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2038	1,275,000	1,422,338
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2039	1,375,000	1,516,874
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2040	1,500,000	1,642,916
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2041	1,375,000	1,493,798
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2042	2,000,000	2,156,572
		22,491,003
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2037 (Pre-refunded to 2/15/2027 at 100)	5,000	5,213
General Obligations - 12.1%
Brighton Central School District 2.125% 6/15/2032	1,000,000	872,408
Bronxville Union Free School District Series 2019, 2% 9/15/2032	1,000,000	859,230
City of New York NY Gen. Oblig. 3% 3/1/2051 (Build America Mutual Assurance Co Insured)	5,825,000	4,318,876
City of New York NY Gen. Oblig. 4% 8/1/2034	3,250,000	3,355,356
City of New York NY Gen. Oblig. 5% 3/1/2043	1,500,000	1,588,377
City of New York NY Gen. Oblig. 5% 8/1/2047	18,895,000	19,812,144
City of New York NY Gen. Oblig. 5.5% 4/1/2046	1,790,000	1,992,256
City of New York NY Gen. Oblig. Series 2018 F 1, 3.375% 4/1/2038	490,000	466,448
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2045	8,485,000	8,739,112
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2041	4,305,000	4,496,314
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2044	9,810,000	10,178,701
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2037	1,000,000	1,119,618
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2044	1,475,000	1,447,670
City of New York NY Gen. Oblig. Series FISCAL 2021F SUB F 1, 3% 3/1/2035	3,350,000	3,135,015
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2038	5,000,000	5,599,866
County of Onondaga NY Gen. Oblig. Series 2018, 3.375% 4/15/2036	1,020,000	996,732
County of Onondaga NY Gen. Oblig. Series 2020, 2% 10/15/2034	1,295,000	1,059,559
Farmingdale NY Ufsd 2% 9/15/2036	330,000	258,399
Islip NY Gen. Oblig. 2% 5/1/2033	345,000	291,496
Islip NY Gen. Oblig. 2% 5/1/2037	1,575,000	1,214,271
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	425,000	341,689
Mahopac NY Cent Scd 1.7% 6/1/2035	635,000	480,403
Massapequa NY Un Free Sch Dist 2% 10/1/2032	1,745,000	1,497,914
Massapequa NY Un Free Sch Dist 2% 10/1/2033	1,775,000	1,495,702
New Rochelle NY City Sch Dist 2% 6/15/2033	2,625,000	2,211,973
New Rochelle NY Gen. Oblig. 2% 2/15/2034	590,000	490,451
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	5,610,000	5,833,409
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2036	8,095,000	8,564,005
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2043	1,715,000	1,769,006
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2022 SUB S 1A, 3% 7/15/2039	1,690,000	1,473,462
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	6,120,000	6,907,679
North Hempstead NY Gen. Oblig. 2.9% 9/15/2033	850,000	787,822
Orange County NY Gen. Oblig. Series 2016 A, 2.25% 3/15/2033	250,000	215,715
Orange County NY Gen. Oblig. Series 2021 A, 2% 6/15/2029	250,000	230,618
Pearl River Union Free School District 2% 6/1/2036	650,000	512,349
Pelham NY Un Free Sch Dist 2% 11/1/2031	2,180,000	1,903,888
Pelham NY Un Free Sch Dist 2% 11/1/2032	1,445,000	1,234,412
Pelham NY Un Free Sch Dist 2% 11/1/2033	530,000	442,927
Pelham NY Un Free Sch Dist 2% 11/1/2034	2,015,000	1,647,031
Pelham NY Un Free Sch Dist 2% 11/1/2035	2,225,000	1,777,476
Port Chester-Rye NY 2% 6/1/2036	1,925,000	1,510,530
Saratoga Cnty NY Gen. Oblig. Series 2016, 3.125% 7/15/2036	1,510,000	1,410,205
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2033	7,555,000	6,392,216
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2034	7,105,000	5,850,180
Suffolk Cnty NY Gen. Oblig. Series 2022 C, 4% 9/1/2036	2,000,000	2,086,330
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2033	3,385,000	2,759,463
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2034	3,810,000	2,997,808
Village of Dobbs Ferry NY Gen. Oblig. 2.65% 10/15/2033	325,000	292,857
West Islip NY Un Free Sch Dist Series 2020, 2% 6/15/2032	2,880,000	2,480,881
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2032	3,990,000	3,411,849
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2033	570,000	476,819
Yonkers NY 2% 2/15/2041 (Assured Guaranty Municipal Corp Insured)	1,000,000	669,141
Yonkers NY Gen. Oblig. Series 2019A, 4% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,500,000	1,550,021
Yonkers NY Gen. Oblig. Series 2019A, 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,083,636
Yonkers NY Series 2021 B, 4% 2/15/2037	1,200,000	1,237,628
		145,829,343
Health Care - 10.4%
Brookhaven NY Loc Dev Corp Rev (Active Retirement Cmty, Inc Proj.) 4% 11/1/2045	1,000,000	930,928
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2025	590,000	590,215
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2026	450,000	450,110
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2027	600,000	600,003
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2028	360,000	359,803
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2029	300,000	299,334
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2030	575,000	572,257
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2040	1,000,000	983,192
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5.25% 7/1/2035	1,000,000	992,486
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) 5% 7/1/2046	9,025,000	9,078,132
Monroe Cnty NY Indl Dev Corp (Highland Hospital Proj.) Series 2020, 3% 7/1/2050	4,265,000	3,229,840
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2031	1,595,000	1,629,085
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2034	760,000	773,179
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2035	700,000	711,568
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2036	700,000	710,903
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 4% 12/1/2046	2,500,000	2,257,828
Nassau Cnty NY Local Economic Assist Corp Rev (Catholic Hlth Svs of Li Grp Proj.) Series 2014B, 5% 7/1/2027	1,000,000	1,001,401
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2028 (c)	4,000,000	4,013,844
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2032 (c)	4,000,000	3,961,640
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2040	1,000,000	882,360
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2045	3,750,000	3,171,621
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2026	545,000	547,869
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2027	390,000	393,002
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2028	465,000	469,531
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2029	750,000	758,672
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2030	1,475,000	1,491,504
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2032	1,540,000	1,552,998
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2034	1,300,000	1,305,330
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2035	600,000	601,046
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2036	500,000	499,383
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2041	1,345,000	1,340,170
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 2% 7/1/2033	7,600,000	6,565,137
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 5% 8/1/2035	3,800,000	3,895,361
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2050	7,120,000	6,243,967
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2044	1,200,000	1,298,975
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2047	1,025,000	1,096,209
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2035	1,000,000	1,162,348
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2036	575,000	671,286
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	5,000,000	3,922,915
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	5,805,000	5,296,123
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	7,000,000	7,263,518
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (c)	1,200,000	1,200,817
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2030	3,450,000	3,464,967
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2031	11,000,000	11,047,722
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	3,000,000	2,862,609
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,002,829
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,000,670
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Municipal Corp Insured)	11,305,000	10,441,558
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	755,000	805,502
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	545,000	580,124
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.125% 8/1/2044	1,000,000	932,462
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.375% 8/1/2054	1,250,000	1,141,580
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	3,500,000	2,970,100
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2035	3,500,000	3,817,352
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2038	2,000,000	2,149,848
		126,993,213
Housing - 6.5%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2017 G 1, 3.45% 11/1/2037	1,730,000	1,627,669
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021 D 1, 2.4% 11/1/2041	2,740,000	2,036,699
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2017K, 3% 11/1/2032	1,500,000	1,430,619
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2017K, 3.3% 11/1/2037	1,800,000	1,665,798
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2019 I, 3.25% 11/1/2052	5,000,000	3,903,321
New York St Hsg Fin Agy Series 2019 I, 3.15% 11/1/2044	1,500,000	1,235,819
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 G 1 B, 3.05% 5/1/2050	4,270,000	3,230,745
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3% 11/1/2044	8,030,000	6,385,447
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	9,115,000	6,942,082
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 A 1 C, 2.8% 11/1/2045	1,000,000	748,274
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	2,700,000	2,008,247
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.4% 11/1/2046	2,535,000	1,700,573
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.1% 11/1/2036	2,000,000	1,589,943
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	10,000,000	7,437,953
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,000,000	670,836
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.45% 11/1/2041	6,200,000	4,552,963
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.65% 11/1/2046	7,135,000	5,133,552
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.7% 11/1/2051	8,285,000	5,703,894
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2021 G 1, 1.5% 11/1/2041	1,050,000	770,243
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) 3.5% 10/1/2050 (b)	6,800,000	6,729,331
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	3,105,000	3,084,847
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 223, 3.5% 4/1/2049	905,000	900,569
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.5% 10/1/2047	12,730,000	8,551,700
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2028 (b)	1,680,000	1,755,077
		79,796,201
Industrial Development - 2.7%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	11,440,000	13,139,936
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	3,000,000	2,999,922
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	9,000,000	8,999,543
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	8,000,000	7,469,085
		32,608,486
Lease Revenue - 0.2%
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.5% 7/1/2040 (c)	1,100,000	1,100,363
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.75% 7/1/2043 (c)	1,100,000	1,102,125
		2,202,488
Other - 0.9%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	7,500,000	7,992,012
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 5% 7/1/2050	3,000,000	3,095,676
		11,087,688
Special Tax - 22.8%
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2033	525,000	547,388
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2034	850,000	885,376
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 3.5% 2/15/2038	405,000	392,443
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	5,000,000	5,554,074
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	3,070,000	2,756,180
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	9,945,000	7,627,001
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049	5,700,000	4,246,007
New York NY City Transitional Fin Auth Rev 4% 11/1/2038	1,500,000	1,520,218
New York NY City Transitional Fin Auth Rev 4% 8/1/2038	1,340,000	1,360,426
New York NY City Transitional Fin Auth Rev Series 2016, 3.25% 8/1/2035	325,000	315,363
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2034	3,000,000	3,125,027
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2037	4,690,000	4,915,832
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 3% 5/1/2046	4,200,000	3,280,479
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2047	1,000,000	962,996
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2040	5,115,000	5,636,626
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2041	8,000,000	8,744,516
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2048 (Pre-refunded to 3/15/2048 at 100)	12,700,000	13,029,787
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2042	9,940,000	10,226,609
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	9,940,000	10,214,595
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2035	18,870,000	19,823,425
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2043	6,185,000	6,355,862
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2044	5,000,000	5,150,493
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	6,235,000	6,925,851
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2037	11,970,000	13,758,690
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	10,285,000	7,759,518
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2046	7,500,000	7,768,600
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2038	1,590,000	1,420,477
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	5,000,000	4,380,738
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2049	6,500,000	6,777,089
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	3,700,000	3,801,620
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	735,000	742,258
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	1,000,000	1,009,877
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	5,000,000	5,425,576
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2037	2,625,000	2,949,253
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	1,645,000	1,835,226
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2039	2,100,000	2,329,117
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2043	10,830,000	11,184,914
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	3,165,000	3,026,526
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,175,000	2,309,340
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	8,000,000	8,755,509
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2050	8,945,000	6,711,944
NY Convention Ctr Dev Corp Rev 0% 11/15/2038 (d)	1,275,000	706,202
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2030	2,000,000	2,023,406
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2033	9,115,000	9,210,078
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2034	3,000,000	3,029,876
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	9,990,000	10,020,251
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2030 (d)	3,400,000	2,762,532
NY Payroll Mobility Tax Series 2022D 1A, 5% 11/15/2038	10,000,000	11,150,305
NY Payroll Mobility Tax Series 2023 C, 5.25% 11/15/2039	6,000,000	6,823,901
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2036	800,000	904,920
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2038	1,125,000	1,260,011
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2039	1,545,000	1,717,575
Triborough Brdg & Tunl NY Rett Series 2025 A, 5.5% 12/1/2059	10,000,000	11,009,511
		276,161,414
Tobacco Bonds - 0.8%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement 4% 6/1/2050	3,000,000	2,688,416
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	4,805,000	4,611,036
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2030	2,525,000	2,599,567
		9,899,019
Transportation - 15.2%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2031	665,000	682,657
Metropolitan Transn Auth NY Rv Series 2016 D, 5.25% 11/15/2031	500,000	515,419
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2034	1,490,000	1,525,477
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	8,375,000	8,566,266
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (d)	15,820,000	13,312,160
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2032 (d)	18,000,000	13,367,381
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	5,000,000	5,275,404
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2032	925,000	973,082
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	620,000	654,804
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	1,015,000	1,071,231
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5% 11/15/2050	1,310,000	1,340,175
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2031	1,175,000	1,206,198
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2032	730,000	748,676
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2035	600,000	604,443
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.1% 11/15/2032	950,000	807,898
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	5,500,000	4,068,826
New York St Brdg Auth Rev Series 2021 A, 4% 1/1/2051	1,085,000	1,036,003
New York St Twy Auth Gen Rev 5% 1/1/2041	9,320,000	9,440,025
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053	5,405,000	3,918,083
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	2,000,000	1,509,090
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	5,000,000	4,822,339
New York St Twy Auth Gen Rev Series N, 3% 1/1/2050	5,000,000	3,724,480
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (b)	5,000,000	5,139,772
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (b)	5,000,000	5,581,411
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2038 (b)	600,000	579,678
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2041 (b)	1,700,000	1,600,275
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2031 (b)	1,200,000	1,268,805
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (b)	1,950,000	2,046,695
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2035 (b)	1,540,000	1,607,625
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	1,300,000	1,402,914
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	500,000	545,346
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	8,465,000	8,962,701
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	7,500,000	7,913,199
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Municipal Corp Insured) (b)	5,000,000	5,123,216
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (b)	8,000,000	8,415,374
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Municipal Corp Insured) (b)(e)	9,000,000	5,610,609
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	6,580,000	6,991,197
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2030 (b)	750,000	779,545
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2032 (b)	900,000	932,412
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2033 (b)	650,000	672,059
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2034 (b)	1,765,000	1,821,506
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2036 (b)	1,150,000	1,171,883
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2029 (b)	615,000	642,339
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2038 (b)	750,000	764,485
Syracuse Regional Airport Authority 4% 7/1/2035 (b)	500,000	495,791
Syracuse Regional Airport Authority 4% 7/1/2036 (b)	500,000	492,095
Syracuse Regional Airport Authority 5% 7/1/2028 (b)	1,640,000	1,697,779
Syracuse Regional Airport Authority 5% 7/1/2029 (b)	1,500,000	1,564,525
Syracuse Regional Airport Authority 5% 7/1/2030 (b)	1,500,000	1,576,165
Syracuse Regional Airport Authority 5% 7/1/2031 (b)	2,060,000	2,172,353
Syracuse Regional Airport Authority 5% 7/1/2032 (b)	1,145,000	1,203,001
Syracuse Regional Airport Authority 5% 7/1/2033 (b)	755,000	788,805
Syracuse Regional Airport Authority 5% 7/1/2034 (b)	815,000	846,836
Triborough Brdg & Tunl NY Revs 4% 11/15/2037	3,000,000	3,058,233
Triborough Brdg & Tunl NY Revs Series 2019 C, 3% 11/15/2046	5,000,000	3,897,576
Triborough Brdg & Tunl NY Revs Series 2022A, 4% 11/15/2052	3,000,000	2,825,164
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,000,000	2,206,785
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	2,000,000	2,188,415
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	10,000,000	10,825,439
		184,582,125
Water & Sewer - 1.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 B, 5% 6/15/2043	1,000,000	1,038,305
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021SUB BB 1, 3% 6/15/2050	4,395,000	3,363,430
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	6,265,000	6,799,366
Onondaga Cnty NY Wtr Auth Wtr Rev Series 2022A, 2.5% 9/15/2051	1,855,000	1,172,953
Western Nassau Cnty NY Wtr Auth Wtr Sys Rev Series 2015A, 5% 4/1/2030	350,000	351,158
		12,725,212
TOTAL NEW YORK		1,056,527,306
Puerto Rico - 0.8%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	3,719,591	2,590,836
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	455,000	474,313
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,350,000	1,448,627
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	3,120,000	3,456,894
		7,970,670
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	2,375,000	2,472,049
TOTAL PUERTO RICO		10,442,719
TOTAL MUNICIPAL SECURITIES (Cost $1,214,901,919)		1,184,351,094

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $20,865,148)	2.00	20,860,976	20,865,148

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,235,767,067)	1,205,216,242
NET OTHER ASSETS (LIABILITIES) - 0.8%	9,751,945
NET ASSETS - 100.0%	1,214,968,187

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,820,938 or 1.4% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	6,577,047	228,029,809	213,739,961	711,720	(1,101)	(646)	20,865,148	20,860,976	0.6%
Total	6,577,047	228,029,809	213,739,961	711,720	(1,101)	(646)	20,865,148	20,860,976

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	152,145,901	-	152,145,901	-
Electric Utilities	22,491,003	-	22,491,003	-
Escrowed/Pre-Refunded	5,213	-	5,213	-
General Obligations	153,800,013	-	153,800,013	-
Health Care	126,993,213	-	126,993,213	-
Housing	79,796,201	-	79,796,201	-
Industrial Development	32,608,486	-	32,608,486	-
Lease Revenue	2,202,488	-	2,202,488	-
Other	11,087,688	-	11,087,688	-
Special Tax	276,161,414	-	276,161,414	-
Tobacco Bonds	9,899,019	-	9,899,019	-
Transportation	301,963,194	-	301,963,194	-
Water & Sewer	15,197,261	-	15,197,261	-

Money Market Funds	20,865,148	20,865,148	-	-
Total Investments in Securities:	1,205,216,242	20,865,148	1,184,351,094	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,214,901,919)	$1,184,351,094
Fidelity Central Funds (cost $20,865,148)	20,865,148

Total Investment in Securities (cost $1,235,767,067)		$1,205,216,242
Cash		53,463
Receivable for fund shares sold		1,102,483
Interest receivable		11,361,759
Distributions receivable from Fidelity Central Funds		37,924
Prepaid expenses		876
Other receivables		53
Total assets		1,217,772,800
Liabilities
Payable for fund shares redeemed	$1,121,735
Distributions payable	1,180,242
Accrued management fee	435,778
Distribution and service plan fees payable	9,738
Other payables and accrued expenses	57,120
Total liabilities		2,804,613
Net Assets		$1,214,968,187
Net Assets consist of:
Paid in capital		$1,281,765,842
Total accumulated earnings (loss)		(66,797,655)
Net Assets		$1,214,968,187

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($29,578,377 ÷ 2,404,650 shares)(a)		$12.30
Maximum offering price per share (100/96.00 of $12.30)		$12.81
Class M :
Net Asset Value and redemption price per share ($4,069,316 ÷ 330,547 shares)(a)		$12.31
Maximum offering price per share (100/96.00 of $12.31)		$12.82
Class C :
Net Asset Value and offering price per share ($3,284,595 ÷ 267,033 shares)(a)		$12.30
New York Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,100,892,924 ÷ 89,466,798 shares)		$12.31
Class I :
Net Asset Value, offering price and redemption price per share ($42,008,216 ÷ 3,417,870 shares)		$12.29
Class Z :
Net Asset Value, offering price and redemption price per share ($35,134,759 ÷ 2,858,816 shares)		$12.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$41,361,772
Income from Fidelity Central Funds		711,720
Total income		42,073,492
Expenses
Management fee	$5,226,025
Transfer agent fees	90,238
Distribution and service plan fees	125,157
Accounting fees and expenses	20,350
Custodian fees and expenses	13,203
Independent trustees' fees and expenses	3,239
Registration fees	98,296
Audit fees	58,439
Legal	5,694
Miscellaneous	5,245
Total expenses before reductions	5,645,886
Expense reductions	(13,442)
Total expenses after reductions		5,632,444
Net Investment income (loss)		36,441,048
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,398,104)
Fidelity Central Funds	(1,101)
Total net realized gain (loss)		(1,399,205)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,418,787)
Fidelity Central Funds	(646)
Total change in net unrealized appreciation (depreciation)		(11,419,433)
Net gain (loss)		(12,818,638)
Net increase (decrease) in net assets resulting from operations		$23,622,410
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,441,048	$33,839,950
Net realized gain (loss)	(1,399,205)	(11,872,050)
Change in net unrealized appreciation (depreciation)	(11,419,433)	22,946,010
Net increase (decrease) in net assets resulting from operations	23,622,410	44,913,910
Distributions to shareholders	(34,029,822)	(32,646,299)

Share transactions - net increase (decrease)	(9,375,586)	(15,327,634)
Total increase (decrease) in net assets	(19,782,998)	(3,060,023)

Net Assets
Beginning of period	1,234,751,185	1,237,811,208
End of period	$1,214,968,187	$1,234,751,185

Financial Highlights
Fidelity Advisor® New York Municipal Income Fund Class A

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.28	$13.19	$13.75	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.331	.303	.261	.248	.270
Net realized and unrealized gain (loss)	(.125)	.108	(.894)	(.462)	.105
Total from investment operations	.206	.411	(.633)	(.214)	.375
Distributions from net investment income	(.305)	(.291)	(.260)	(.248)	(.270)
Distributions from net realized gain	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.306)	(.291)	(.277)	(.346)	(.335)
Net asset value, end of period	$12.30	$12.40	$12.28	$13.19	$13.75
Total Return C,D	1.69%	3.45%	(4.75)%	(1.61)%	2.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.78%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.76%	.77%	.78%	.77%	.78%
Expenses net of all reductions	.76%	.77%	.78%	.77%	.78%
Net investment income (loss)	2.68%	2.51%	2.14%	1.81%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$29,578	$31,611	$34,470	$41,356	$42,840
Portfolio turnover rate G	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class M

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$12.29	$13.21	$13.76	$13.73
Income from Investment Operations
Net investment income (loss) A,B	.336	.309	.268	.254	.275
Net realized and unrealized gain (loss)	(.124)	.108	(.904)	(.452)	.095
Total from investment operations	.212	.417	(.636)	(.198)	.370
Distributions from net investment income	(.311)	(.297)	(.267)	(.254)	(.275)
Distributions from net realized gain	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.312)	(.297)	(.284)	(.352)	(.340)
Net asset value, end of period	$12.31	$12.41	$12.29	$13.21	$13.76
Total Return C,D	1.73%	3.50%	(4.77)%	(1.50)%	2.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.73%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.71%	.73%	.72%	.73%	.75%
Expenses net of all reductions	.71%	.73%	.72%	.73%	.75%
Net investment income (loss)	2.72%	2.56%	2.20%	1.85%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$4,069	$4,222	$4,305	$6,308	$6,595
Portfolio turnover rate G	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class C

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.28	$13.19	$13.75	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.245	.219	.175	.148	.173
Net realized and unrealized gain (loss)	(.125)	.108	(.893)	(.461)	.105
Total from investment operations	.120	.327	(.718)	(.313)	.278
Distributions from net investment income	(.219)	(.207)	(.175)	(.149)	(.173)
Distributions from net realized gain	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.220)	(.207)	(.192)	(.247)	(.238)
Net asset value, end of period	$12.30	$12.40	$12.28	$13.19	$13.75
Total Return C,D	.98%	2.72%	(5.42)%	(2.33)%	2.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.45%	1.48%	1.48%	1.50%	1.51%
Expenses net of fee waivers, if any	1.45%	1.48%	1.48%	1.50%	1.51%
Expenses net of all reductions	1.45%	1.48%	1.48%	1.50%	1.51%
Net investment income (loss)	1.98%	1.81%	1.44%	1.08%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,285	$4,321	$6,319	$9,483	$13,160
Portfolio turnover rate G	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® New York Municipal Income Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$12.29	$13.20	$13.75	$13.72
Income from Investment Operations
Net investment income (loss) A,B	.369	.341	.300	.292	.314
Net realized and unrealized gain (loss)	(.124)	.108	(.894)	(.452)	.095
Total from investment operations	.245	.449	(.594)	(.160)	.409
Distributions from net investment income	(.344)	(.329)	(.299)	(.292)	(.314)
Distributions from net realized gain	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.345)	(.329)	(.316)	(.390)	(.379)
Net asset value, end of period	$12.31	$12.41	$12.29	$13.20	$13.75
Total Return C	2.00%	3.77%	(4.45)%	(1.22)%	3.07%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.47%	.47%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%	.46%	.46%	.45%	.46%
Net investment income (loss)	2.99%	2.83%	2.45%	2.13%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,100,893	$1,126,404	$1,139,757	$1,575,526	$1,599,902
Portfolio turnover rate F	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class I

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$12.27	$13.18	$13.74	$13.70
Income from Investment Operations
Net investment income (loss) A,B	.359	.331	.290	.281	.303
Net realized and unrealized gain (loss)	(.124)	.108	(.894)	(.462)	.105
Total from investment operations	.235	.439	(.604)	(.181)	.408
Distributions from net investment income	(.334)	(.319)	(.289)	(.281)	(.303)
Distributions from net realized gain	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.335)	(.319)	(.306)	(.379)	(.368)
Net asset value, end of period	$12.29	$12.39	$12.27	$13.18	$13.74
Total Return C	1.92%	3.69%	(4.53)%	(1.38)%	3.07%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.53%	.55%	.54%	.54%	.53%
Expenses net of fee waivers, if any	.53%	.54%	.54%	.53%	.53%
Expenses net of all reductions	.53%	.54%	.54%	.53%	.53%
Net investment income (loss)	2.91%	2.75%	2.38%	2.05%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$42,008	$45,211	$39,893	$52,355	$54,935
Portfolio turnover rate F	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class Z

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$12.27	$13.18	$13.74	$13.70
Income from Investment Operations
Net investment income (loss) A,B	.371	.344	.303	.295	.317
Net realized and unrealized gain (loss)	(.123)	.109	(.894)	(.461)	.105
Total from investment operations	.248	.453	(.591)	(.166)	.422
Distributions from net investment income	(.347)	(.333)	(.302)	(.296)	(.317)
Distributions from net realized gain	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.348)	(.333)	(.319)	(.394)	(.382)
Net asset value, end of period	$12.29	$12.39	$12.27	$13.18	$13.74
Total Return C	2.03%	3.81%	(4.43)%	(1.27)%	3.17%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42%	.43%	.43%	.42%	.43%
Expenses net of all reductions	.42%	.43%	.43%	.42%	.43%
Net investment income (loss)	3.01%	2.86%	2.49%	2.16%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$35,135	$22,982	$13,067	$19,898	$8,785
Portfolio turnover rate F	13%	15%	17%	16%	16%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,910,948
Gross unrealized depreciation	(42,596,356)
Net unrealized appreciation (depreciation)	$(26,685,408)
Tax Cost	$1,231,901,650

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	-
Undistributed ordinary income	-
Capital loss carryforward	$(40,112,247)
Net unrealized appreciation (depreciation) on securities and other investments	$(26,685,408)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(9,660,319)
Long-term	(30,451,928)
Total capital loss carryforward	$(40,112,247)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Tax-exempt Income	33,931,183	32,646,299
Ordinary Income	$98,639	-
Total	$34,029,822	$ 32,646,299

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New York Municipal Income Fund	154,739,645	165,232,314
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.49
Class M	.45
Class C	.44
New York Municipal Income	.43
Class I	.51
Class Z	.40

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.49
Class M	.45
Class C	.44
New York Municipal Income	.43
Class I	.51
Class Z	.40

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	76,305	2,226
Class M	- %	.25%	10,191	27
Class C	.75%	.25%	38,661	3,728
			125,157	5,981

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,209
Class M	447
Class C A	9
3,665

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	3,830.1465
Class M	358.1020
Class C	347.0975
New York Municipal Income	78,639.0839
Class I	6,087.1619
Class Z	977.0500
	90,238

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity New York Municipal Income Fund	.0198

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity New York Municipal Income Fund	1,871
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $292

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,150.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity New York Municipal Income Fund
Distributions to shareholders
Class A	$756,570	$805,815
Class M	102,764	116,535
Class C	68,758	100,518
New York Municipal Income	31,096,475	30,094,756
Class I	1,212,739	1,069,493
Class Z	792,516	459,182
Total	$34,029,822	$32,646,299
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity New York Municipal Income Fund
Class A
Shares sold	332,877	321,341	$4,109,069	$3,875,115
Reinvestment of distributions	53,774	58,830	663,368	708,473
Shares redeemed	(530,681)	(638,198)	(6,559,801)	(7,664,392)
Net increase (decrease)	(144,030)	(258,027)	$(1,787,364)	$(3,080,804)
Class M
Shares sold	28,509	121,260	$350,075	$1,466,055
Reinvestment of distributions	6,581	7,644	81,246	92,140
Shares redeemed	(44,618)	(139,090)	(549,571)	(1,674,462)
Net increase (decrease)	(9,528)	(10,186)	$(118,250)	$(116,267)
Class C
Shares sold	70,908	93,748	$883,795	$1,137,021
Reinvestment of distributions	5,504	8,239	67,878	99,178
Shares redeemed	(157,726)	(268,181)	(1,949,872)	(3,217,209)
Net increase (decrease)	(81,314)	(166,194)	$(998,199)	$(1,981,010)
New York Municipal Income
Shares sold	15,088,018	19,119,077	$186,504,262	$227,746,492
Reinvestment of distributions	1,526,945	1,622,398	18,847,232	19,553,581
Shares redeemed	(17,931,212)	(22,727,623)	(221,342,734)	(271,606,170)
Net increase (decrease)	(1,316,249)	(1,986,148)	$(15,991,240)	$(24,306,097)
Class I
Shares sold	674,890	1,524,849	$8,325,990	$18,127,744
Reinvestment of distributions	60,210	55,908	742,226	673,749
Shares redeemed	(965,237)	(1,183,552)	(11,887,210)	(14,130,851)
Net increase (decrease)	(230,137)	397,205	$(2,818,994)	$4,670,642
Class Z
Shares sold	1,304,761	1,166,727	$16,065,098	$14,014,901
Reinvestment of distributions	30,880	17,584	380,830	211,671
Shares redeemed	(331,355)	(394,688)	(4,107,467)	(4,740,670)
Net increase (decrease)	1,004,286	789,623	$12,338,461	$9,485,902
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity New York Municipal Trust and the Shareholders of Fidelity New York Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the "Fund"), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 15.59% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New York Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.783104.124
NFY-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025